Organization and principal activities (Significant Majority-Owned Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2015
iDreamSky HK [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Mar. 06, 2012
Equity interest held	100.00%
IDS Investment Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Sep. 01, 2014
Equity interest held	100.00%
IDS01 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Jun. 26, 2014
Equity interest held	100.00%
IDS02 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Sep. 10, 2014
Equity interest held	100.00%
IDS03 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Sep. 10, 2014
Equity interest held	100.00%
IDS04 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Sep. 10, 2014
Equity interest held	100.00%
IDS05 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Sep. 10, 2014
Equity interest held	100.00%
IDS06 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Feb. 16, 2015
Equity interest held	100.00%
IDS07 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Feb. 16, 2015
Equity interest held	100.00%
IDS08 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Feb. 16, 2015
Equity interest held	100.00%
IDS09 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Apr. 10, 2015
Equity interest held	100.00%
IDS10 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Apr. 10, 2015
Equity interest held	100.00%
IDS11 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Apr. 10, 2015
Equity interest held	100.00%
IDS12 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Apr. 10, 2015
Equity interest held	100.00%
IDS13 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Dec. 11, 2015
Equity interest held	100.00%
IDS14 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Dec. 11, 2015
Equity interest held	100.00%
IDS15 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Dec. 11, 2015
Equity interest held	100.00%
iDS Ventures [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	May 20, 2015
Equity interest held	100.00%
iSkytouch Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Nov. 24, 2014
Equity interest held	83.30%
Chuang Meng Information (the "WFOE 1") [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Apr. 19, 2012
Equity interest held	100.00%
Qianhai Chuangyi Shikong Technology (Shenzhen) Co., Ltd. (the "WFOE 2") [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Oct. 17, 2014
Equity interest held	100.00%
Rumble Entertainment, Inc. ("Rumble"), a non-wholly-owned subsidiary of IDS10 Holdings Limited [Member]
Subsidiaries:
Date of incorporation/establishment/acquistion	Aug. 03, 2015
Equity interest held	69.80%
Shenzhen Mengyu [Member]
VIEs:
Date of incorporation/establishment/acquistion	Nov. 19, 2009
Equity interest held	100.00%
Shenzhen iDreamSky [Member]
VIEs:
Date of incorporation/establishment/acquistion	Feb. 14, 2011
Equity interest held	100.00%
Beijing Chuangmeng [Member]
VIEs:
Date of incorporation/establishment/acquistion	Jan. 31, 2012
Equity interest held	100.00%
Shenzhen Yiyou Technology Co., Ltd. ("Yiyou"), a non-wholly-owned subsidiary of Shenzhen iDreamSky [Member]
VIEs:
Date of incorporation/establishment/acquistion	Nov. 23, 2012
Equity interest held	86.50%
Shenzhen Zhuoyou Technology Co., Ltd. ("Zhuoyou"), a non-wholly-owned subsidiary of Shenzhen iDreamSky [Member]
VIEs:
Date of incorporation/establishment/acquistion	Dec. 11, 2013
Equity interest held	90.90%
Nanjing Zhuochuang Huyu Information Technology Co., Ltd ( "Zhuochuang"), a wholly-owned subsidiary of Shenzhen Mengyu [Member]
VIEs:
Date of incorporation/establishment/acquistion	Mar. 27, 2014
Equity interest held	100.00%
Shenzhen Lefeng Huyu Technology Co., Ltd ("Lefeng"), a wholly-owned subsidiary of Shenzhen Mengyu [Member]
VIEs:
Date of incorporation/establishment/acquistion	Nov. 06, 2014
Equity interest held	100.00%
Shenzhen Haoyiwan Technology Co., Ltd ("Haoyiwan"), a wholly-owned subsidiary of Shenzhen Lefeng [Member]
VIEs:
Date of incorporation/establishment/acquistion	Dec. 04, 2014
Equity interest held	100.00%
Shenzhen Chenhai Star Technology Co., Ltd ("Chenhai"), a wholly-owned subsidiary of Shenzhen iDreamSky [Member]
VIEs:
Date of incorporation/establishment/acquistion	Dec. 17, 2014
Equity interest held	100.00%
Shenzhen Yunrong Tianshang Network Technology Co., Ltd ( "Yunrong Tianshang"), a non-wholly-owned subsidiary of Shenzhen iDreamSky [Member]
VIEs:
Date of incorporation/establishment/acquistion	Dec. 31, 2014
Equity interest held	30.00%
Shenzhen Lexiang Huiju Technology Co., Ltd ( "Lexiang Huiju"), a wholly-owned subsidiary of Shenzhen Mengyu [Member]
VIEs:
Date of incorporation/establishment/acquistion	Apr. 29, 2015
Equity interest held	100.00%
Shenzhen Baixingsheng Investment Management Co., Ltd. ( "Baixingsheng"), a wholly-owned subsidiary of Shenzhen Mengyu [Member]
VIEs:
Date of incorporation/establishment/acquistion	Jun. 11, 2015
Equity interest held	100.00%
Changsha Mengju Information Technology Co., Ltd. ( "Changsha Mengju"), a wholly-owned subsidiary of Shenzhen Mengyu [Member]
VIEs:
Date of incorporation/establishment/acquistion	Jul. 07, 2015
Equity interest held	100.00%